Note 12 - Fair Value Measures (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Fair Value Measurements, Nonrecurring [Table Text Block]
December 31, 2024	Level 1	Level 2	Level 3	Total Estimated Fair Value
Assets
Collateral dependent loan	$-	$-	$-	$-
Total	$-	$-	$-	$-

December 31, 2023	Level 1	Level 2	Level 3	Total Estimated Fair Value
Assets
Collateral dependent loan	$-	$-	$34	$34
Total	$-	$-	$34	$34

Fair Value, by Balance Sheet Grouping [Table Text Block]
		Fair Value Measures
December 31, 2024	Carrying Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$9,937	$9,937	$-	$-
FHLB stock	351	-	351	-
Loans receivable, net	30,627	-	-	28,232

Financial liabilities:
Deposits	$29,536	$-	$-	$25,887
Advances, short-term	-	-	-	-
		Fair Value Measures
December 31, 2023	Carrying Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$1,694	$1,694	$-	$-
FHLB stock	333	-	333	-
Loans receivable, net	31,981	-	-	30,309

Financial liabilities:
Deposits	$20,856	$-	$-	$18,787
Advances, short-term	500	500	-	-